Acquisitions and intangible assets (Tables)	12 Months Ended
Nov. 30, 2013
Acquisitions and intangible assets
Schedule of changes in the carrying amount of goodwill

	Enterprise Data Storage Solutions	HDD Capital Equipment	Total
Balance at November 30, 2010	$794	$2197	$2991
Acquisition of business	$—	$2,805	$2,805
Additional contingent consideration	$—	$1,304	$1,304
Balance at November 30, 2011	$794	$6,306	$7,100
Balance at November 30, 2012	$794	$6,306	$7,100
Additional contingent consideration	$56	$—	$56
Balance at November 30, 2013	$850	$6,306	$7,156

Schedule of identified intangible assets
	November 30, 2013
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$324	$376
Patents and core technology	10,000	6,103	3,897
In Process Research and Development	2,100	840	1,260
Software	2,500	915	1,585
Total	$15,300	$8,182	$7,118

	November 30, 2012
	Gross Assets	Accumulated Amortization	Net Assets
Existing technology	$700	$184	$516
Patents and core technology	10,000	5,041	4,959
In Process Research and Development	2,100	420	1,680
Software	1,200	480	720
Total	$14,000	$6,125	$7,875

Schedule of expected amortization of intangible assets
Amortization
2014	$2,227
2015	2,184
2016	1,847
2017	$357